UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY            November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       76

Form 13F Information Table Value Total:   $145,870
                                         (thousands)


List of Other Included Managers:  None




                                                 CHESAPEAKE ASSET MANAGEMENT, LLC

                                                    FORM 13F INFORMATION TABLE
                                                        AS OF DATE:9/30/08

       (COLUMN 1)              (COLUMN 2)       (COLUMN 3) (COLUMN 4)   (COLUMN 5)    (COLUMN 6)  (COLUMN 7)     (COLUMN 8)
                                                                                      INVESTMENT              VOTING AUTHORITY
                                                                                      DISCRETION                  (SHARES)
          NAME                 TITLE OF         CUSIP       FAIR MKT.   SHARES OR   SOLE   SHARED  OTHER   SOLE   SHARED    NONE
        OF ISSUER              CLASS            NUMBER      VALUE x1000 PRINCIPAL   (A)     (B)    MGR.    (A)      (B)     (C)
AT&T INC                        COM             00206R102       414       14,845     X                      1,500         13,345
AFLAC INC                       COM             001055102    18,393      313,068     X                    110,874        202,194
ALVARION LTD                    SHS             M0861T100     1,313      226,000     X                     75,900        150,100
AMERICAN INTL GROUP INC         COM             026874107        90       26,886     X                      8,100         18,786
ANHEUSER BUSCH COS INC          COM             035229103     2,028       31,251     X                     14,092         17,159
APPLE INC                       COM             037833100     3,978       35,000     X                     10,275         24,725
AQUA AMERICA INC                COM             03836W103     3,200      180,000     X                     79,800        100,200
ARCHER DANIELS MIDLAND CO       COM             039483102     1,543       70,412     X                     52,492         17,920
BJS WHOLESALE CLUB INC          COM             05548J106     1,672       43,021     X                     21,703         21,318
BT GROUP PLC                    ADR             05577E101       870       30,000     X                     21,075          8,925
BAKER HUGHES INC                COM             057224107     6,917      114,260     X                     67,700         46,560
CADBURY PLC                     SPONS ADR       12721E102       240        5,861     X                      2,519          3,342
CARNIVAL CORP                   PAIRED CTF      143658300       654       18,500     X                     14,000          4,500
CHUBB CORP                      COM             171232101     1,935       35,250     X                     22,350         12,900
CHURCH & DWIGHT INC             COM             171340102       843       13,576     X                        825         12,751
CISCO SYS INC                   COM             17275R102     1,155       51,213     X                     16,220         34,993
CLEARWIRE CORP                  CL A            185385309       475       40,000     X                     13,500         26,500
COMCAST CORP NEW                CL A SPL        20030N200       266       13,500     X                          0         13,500
COMCAST CORP NEW                CL A            20030N101       296       15,093     X                        721         14,372
CORNING INC                     COM             219350105     1,495       95,600     X                     53,650         41,950
DIAGEO P L C                    SPON ADR NEW    25243Q205       225        3,266     X                      1,900          1,366
DISH NETWORK CORP               CL A            25470M109       807       38,450     X                     31,500          6,950
DISNEY WALT CO                  COM DISNEY      254687106     1,303       42,444     X                     13,303         29,141
DU PONT E I DE NEMOURS & CO     COM             263534109       255        6,324     X                          0          6,324
ERICSSON L M TEL CO             ADR B SEK 10    294821608     1,561      165,572     X                     40,910        124,662
EXXON MOBIL CORP                COM             30231G102     2,839       36,554     X                          0         36,554
FERRO CORP                      COM             315405100     3,616      179,900     X                     56,900        123,000
FIRST SOLAR INC                 COM             336433107     4,156       22,000     X                      7,115         14,885
GENENTECH INC                   COM NEW         368710406     2,575       29,036     X                      9,350         19,686
GENERAL ELECTRIC CO             COM             369604103     3,769      147,805     X                     47,750        100,055
GOLDMAN SACHS GROUP INC         COM             38141G104     1,664       13,000     X                      3,900          9,100
GRUPO TELEVISA SA DE CV         SP ADR REP ORD  40049J206     1,251       57,200     X                     38,100         19,100
HSBC HLDGS PLC                  SPON ADR NEW    404280406     3,148       38,950     X                     21,500         17,450
HESS CORP                       COM             42809H107       295        3,600     X                          0          3,600
HOUSEVALUES INC                 COM             44183Y102        33       12,471     X                     12,471              0
INFORMATICA CORP                COM             45666Q102     1,299      100,000     X                     32,700         67,300
INTEL CORP                      COM             458140100     2,809      149,975     X                     89,300         60,675
INTERNATIONAL BUSINESS MACHS    COM             459200101     1,375       11,760     X                      9,000          2,760
IRON MTN INC                    COM             462846106     2,990      122,500     X                     53,000         69,500
ISHARES INC                     MSCI BRAZIL     464286400     1,689       30,000     X                      9,750         20,250
ISHARES TR                      FTSE XNHUA IDX  464287184     1,206       35,000     X                     11,700         23,300
JPMORGAN & CHASE & CO           COM             46625H100     2,938       62,920     X                     38,850         24,070
KBR INC                         COM             48242W106     1,680      110,000     X                     58,100         51,900
KIMCO REALTY CORP               COM             49446R109     2,376       64,320     X                          0         64,320
LOCKHEED MARTIN CORP            COM             539830109     4,856       44,281     X                     17,500         26,781
MEDCO HEALTH SOLUTIONS INC      COM             58405U102       403        8,948     X                      3,856          5,092
MERCK & CO INC                  COM             589331107       508       16,082     X                      8,000          8,082
MICROSOFT CORP                  COM             594918104     3,866      144,847     X                     65,550         79,297
MOTOROLA INC                    COM             620076109       310       43,415     X                     14,700         28,715
NEWS CORP                       CL B            65248E203       243       20,000     X                     20,000              0
PMC-SIERRA INC                  COM             69344F106     3,576      482,000     X                    149,500        332,500
PEPSICO INC                     COM             713448108     1,474       20,677     X                     15,900          4,777
PFIZER INC                      COM             717081103       598       32,445     X                          0         32,445
PITNEY BOWES INC                COM             724479100       357       10,733     X                      9,000          1,733
PROCTER & GAMBLE CO             COM             742718109       552        7,917     X                      2,000          5,917
RESEARCH IN MOTION LTD          COM             760975102     1,055       15,450     X                      4,800         10,650
ROYAL BK CDA MONTREAL QUE       COM             780087102       347        7,232     X                      7,232              0
ROYAL DUTCH SHELL PLC           SPONS ADR A     780259206     2,581       43,743     X                     11,000         32,743
SCHLUMBERGER LTD                COM             806857108     3,025       38,740     X                     16,500         22,240
SPDR TR                         UNIT SER 1      78462F103     1,763       15,200     X                      7,950          7,250
SUBURBAN PROPANE PARTNERS L     UNIT LTD PARTN  864482104       201        6,000     X                          0          6,000
TECHNE CORP                     COM             878377100     5,039       69,867     X                     28,647         41,220
TELEFLEX INC                    COM             879369106       413        6,500     X                          0          6,500
TELEFONICA S A                  SPONSORED ADR   879382208     1,964       27,475     X                     16,321         11,154
3M CO                           COM             88579Y101       286        4,189     X                          0          4,189
TOOTSIE ROLL INDS INC           COM             890516107       724       25,049     X                      9,342         15,707
TRANSOCEAN INC NEW              SHS             G90073100       420        3,825     X                      1,406          2,419
ULTRA PETROLEUM CORP            COM             903914109     1,384       25,000     X                      8,650         16,350
UNILEVER N V                    N Y SHS NEW     904784709     5,192      184,389     X                     72,720        111,669
UST INC                         COM             902911106     3,017       45,335     X                     29,005         16,330
UNITED STATES STL CORP NEW      COM             912909108     4,959       63,900     X                     30,000         33,900
UNITED TECHNOLOGIES CORP        COM             913017109       977       16,263     X                     16,000            263
VERIZON COMMUNICATIONS INC      COM             92343V104       251        7,831     X                      1,647          6,184
WACHOVIA CORP NEW               COM             929903102        71       20,235     X                     16,112          4,123
WESTERN DIGITAL CORP            COM             958102105     1,556       73,000     X                     23,400         49,600
WYETH                           COM             983024100       261        7,070     X                          0          7,070



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